Equity accounted investments - Related party transactions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Joint ventures
Equity accounted investments
Total sales and services rendered from subsidiaries	R 813	R 335	R 3
Total purchases by subsidiaries	14	10	18
Associates
Equity accounted investments
Total sales and services rendered from subsidiaries	2,577	2,214	2,574
Total purchases by subsidiaries	R 3,089	R 3,991	R 4,332